Stock-based Compensation - Activity (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding, beginning of period	589,500	593,250
Number of shares granted	143,000
Number of shares exercised	159,450
Number of shares forfeited/expired	(137,050)	(6,950)
Number of shares reinstated		3,200
Number of shares outstanding, end of period	436,000	589,500	593,250
Number of shares exercisable	436,000	589,500	593,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning of period	¥ 867	¥ 865
Weighted average exercise price, granted	344
Weighted average exercise price, exercised	134
Weighted Average Exercise Price In Reinstated		128
Weighted average exercise price, forfeited/expired	137	402
Weighted average exercise price, outstanding, end of period	1,193	867	¥ 865
Weighted average exercise price exercisable	¥ 1,193	¥ 867	¥ 865
Weighted average remaining contractual term, outstanding	1 year 1 month 6 days	1 year 6 months	2 years 8 months 12 days
Weighted average remaining contractual term, exercisable	1 year 1 month 6 days	1 year 6 months	2 years 8 months 12 days
Aggregated intrinsic value, outstanding, beginning of period	¥ 228,719	¥ 150,696
Aggregated intrinsic value, outstanding, end of period of period	68,109	228,719	¥ 150,696
Aggregated intrinsic value, exercisable	¥ 68,109	228,719	150,696
forfeited stock options	3,200
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Compensation cost recognized	¥ 0	¥ 0	¥ 0